Income Taxes - Schedule of Current and Deferred Components of the Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Current and Deferred Components of the Income Tax Expense [Abstract]
Current tax	¥ 19,267		¥ 8,822	¥ 11,623
Deferred tax	(5,285)		(1,077)
Total	¥ 13,982	$ 1,915	¥ 7,745	¥ 11,623